Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.16%	3.71%
Rate of compensation increase	3.00%	3.01%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.23%	3.80%
Health care cost trend rate
Before Age 65	6.50%	7.00%
Age 65 and after	6.50%	7.00%
Assumed Ultimate Medical Inflation Rate	4.75%	5.00%
Year in which Ultimate Rate is reached	2023	2019